Great Pacific Shares [Member] Performance Management - Great Pacific		12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025
Great Pacific Shares
Prospectus [Line Items]
Money Market Seven Day Yield		3.80%
TEMPCASH
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441‑7450.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Great Pacific SharesANNUAL TOTAL RETURNSTempCashAs of 12/31
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest return for a quarter was 1.38% (quarter ended September 30, 2024) and the lowest return for a quarter was 1.01% (quarter ended December 31, 2025).

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative	Current Yield: You may obtain the Fund’s current 7‑day yield by calling (800) 441‑7450 or by visiting the Fund’s website at www.blackrock.com/cash.
Money Market Seven Day Yield Phone	(800) 441‑7450
Performance Availability Website Address [Text]	www.blackrock.com/cash
Performance Availability Phone [Text]	(800) 441‑7450
TEMPCASH | Great Pacific Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	1.38%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	1.01%
Lowest Quarterly Return, Date	Dec. 31, 2025